Revenues - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sale of goods	€ (27,000)
Increase (decrease) in revenue from sales of goods, percentage	(30.00%)
Other revenues from contracts with customers	€ 1,570	€ 6,152
Increase (decrease) in revenue	€ (31,700)
IXIARO/ JESPECT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(20.00%)
Increase (decrease) in revenue through foreign exchange differences	€ (1,500)
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(16.00%)
Increase (decrease) in revenue through foreign exchange differences	€ (400)
IXCHIQ®
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sale of goods	€ (3,100)
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(92.00%)